`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     November 10, 2003

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	221,427

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp AT&T Wireless Group  COM              00209A106      118    14471 SH       SOLE                                      14471
Altria Group Inc               COM              718154107      466    10639 SH       SOLE                                      10639
American Intl Group Com        COM              026874107     4484    77710 SH       SOLE                                      77710
Amgen Inc                      COM              031162100     4021    62328 SH       SOLE                                      62328
Automatic Data Process Com     COM              053015103     3222    89864 SH       SOLE                                      89864
BP Amoco P L C Sponsored Adr   COM              055622104      318     7543 SH       SOLE                                       7543
Bank Of America Corp New       COM              060505104      627     8033 SH       SOLE                                       8033
Barnesandnoble.com Inc         COM              067846105       24    10000 SH       SOLE                                      10000
Bell South Corp NFSC           COM              079860102     1735    73275 SH       SOLE                                      73275
Berkshire Hathaway Inc Del Cl  COM              084670108     1650       22 SH       SOLE                                         22
Berkshire Hathaway Inc Del Cl  COM              084670207    12635     5062 SH       SOLE                                       5062
Bluegreen Corp                 COM              096231105      174    30000 SH       SOLE                                      30000
CDT Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
CMS Energy Corp Com            COM              125896100       85    11529 SH       SOLE                                      11529
Cardinal Health Inc Com        COM              14149Y108     6731   115274 SH       SOLE                                     115274
Cendant Corp                   COM              151313103      421    22538 SH       SOLE                                      22538
ChevronTexaco Corp Com         COM              166764100     8907   124663 SH       SOLE                                     124663
Cisco Sys Inc                  COM              17275R102     8149   415982 SH       SOLE                                     415982
Coca-Cola                      COM              191216100     5743   133671 SH       SOLE                                     133671
Colgate Palmolive              COM              194162103      216     3866 SH       SOLE                                       3866
Comcast Corp New Cl A          COM              20030N101      356    11561 SH       SOLE                                      11561
Dell Computer                  COM              247025109     8543   255621 SH       SOLE                                     255621
Du Pont E I De Nemours Com     COM              263534109      385     9632 SH       SOLE                                       9632
E M C Corp Mass Com            COM              268648102      264    20882 SH       SOLE                                      20882
Eli Lilly & Co.                COM              532457108     1755    29545 SH       SOLE                                      29545
Ericsson L M Tel Co Adr Cl B S COM              294821608     2028   137926 SH       SOLE                                     137926
Exxon Mobil Corp Com           COM              30231G102    12317   336541 SH       SOLE                                     336541
Fulton Finl Corp PA Com        COM              360271100      345    17078 SH       SOLE                                      17078
GB Hldgs Inc Com               COM              36150A109       30    10799 SH       SOLE                                      10799
General Dynamics Corp Com      COM              369550108     4371    55990 SH       SOLE                                      55990
General Electric Co            COM              369604103     7044   236306 SH       SOLE                                     236306
Home Depot                     COM              437076102     7475   234696 SH       SOLE                                     234696
Honeywell Intl Inc             COM              438516106      295    11213 SH       SOLE                                      11213
Intel                          COM              458140100    14281   518934 SH       SOLE                                     518934
International Business Machine COM              459200101      539     6101 SH       SOLE                                       6101
Johnson & Johnson              COM              478160104     3939    79544 SH       SOLE                                      79544
Juniper Networks Inc Com       COM              48203R104      150    10000 SH       SOLE                                      10000
Lockheed Martin Corp Com       COM              539830109     1026    22229 SH       SOLE                                      22229
Lowes Cos Inc Com              COM              548661107      274     5275 SH       SOLE                                       5275
MBIA Inc                       COM              55262C100     4366    79425 SH       SOLE                                      79425
MBNA Corp Com                  COM              55262L100     6474   283931 SH       SOLE                                     283931
Medco Health Solutions Com     COM              58405U102      373    14403 SH       SOLE                                      14403
Merck & Co, Inc.               COM              589331107     6222   122913 SH       SOLE                                     122913
Microsoft                      COM              594918104     8476   304895 SH       SOLE                                     304895
Nasdaq 100 Tr Unit Ser 1       COM              631100104      274     8447 SH       SOLE                                       8447
Nortel Networks Corp New       COM              656568102      187    45600 SH       SOLE                                      45600
Northrop Grumman Corp Com      COM              666807102     1898    22008 SH       SOLE                                      22008
Nuveen Mun Value Fd Com        COM              670928100      101    10995 SH       SOLE                                      10995
Oracle Corp Com                COM              68389X105     7170   637339 SH       SOLE                                     637339
Pfizer                         COM              717081103     9814   323037 SH       SOLE                                     323037
Proctor & Gamble               COM              742718109     5808    62569 SH       SOLE                                      62569
Raytheon Co Com New            COM              755111507     3350   119640 SH       SOLE                                     119640
Royal Dutch Pete. (Shell)      COM              780257804      745    16852 SH       SOLE                                      16852
SBC Communications Inc         COM              78387G103     2677   120311 SH       SOLE                                     120311
SLM Corp                       COM              78442P106    12391   318034 SH       SOLE                                     318034
Shell Trans & Trad PLC New Yrk COM              822703609      259     6865 SH       SOLE                                       6865
Student Loan Corp              COM              863902102     6925    58035 SH       SOLE                                      58035
Teco Energy Inc.               COM              872375100     1513   109470 SH       SOLE                                     109470
Valley Natl Bancorp Com        COM              919794107      396    14228 SH       SOLE                                      14228
Verizon Communications Com     COM              92343V104      715    22032 SH       SOLE                                      22032
Wachovia                       COM              929771103      273     6636 SH       SOLE                                       6636
Wal-mart Stores Inc            COM              931142103      532     9520 SH       SOLE                                       9520
Walgreens, Inc.                COM              931422109     2165    70675 SH       SOLE                                      70675
Walt Disney Co                 COM              254687106     1039    51491 SH       SOLE                                      51491
La Quinta Pptys Inc Paired Ctf                  50419U202      212    34009 SH       SOLE                                      34009